JOHN HANCOCK FUNDS II

200 Berkeley Street

Boston, MA  02116

April 10, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:

John Hancock Funds II (the “Trust”), on behalf of:

Absolute Return Currency Fund; Alternative Asset Allocation Fund; Asia Pacific Total Return Bond Fund; Blue Chip Growth Fund; Disciplined Alternative Yield Fund; Diversified Strategies Fund; Emerging Markets Fund; Emerging Markets Debt Fund; Equity Income Fund; Floating Rate Income Fund; Fundamental All Cap Core; Fundamental Global Franchise Fund; Fundamental Large Cap Value Fund; Global Absolute Return Strategies Fund; Global Equity Fund; Income Allocation Fund; International Small Company Fund; Multi-Index 2010 Lifetime Portfolio; Multi-Index 2015 Lifetime Portfolio; Multi-Index 2020 Lifetime Portfolio; Multi-Index 2025 Lifetime Portfolio; Multi-Index 2030 Lifetime Portfolio; Multi-Index 2035 Lifetime Portfolio; Multi-Index 2040 Lifetime Portfolio; Multi-Index 2045 Lifetime Portfolio;  Multi-Index 2050 Lifetime Portfolio; Multi-Index 2055 Lifetime Portfolio; Multi-Index 2060 Lifetime Portfolio; Multi-Index Lifestyle Portfolios; Multimanager 2010 Lifetime Portfolio; Multimanager 2015 Lifetime Portfolio; Multimanager 2020 Lifetime Portfolio; Multimanager 2025 Lifetime Portfolio; Multimanager 2030 Lifetime Portfolio; Multimanager 2035 Lifetime Portfolio; Multimanager 2040 Lifetime Portfolio; Multimanager 2045 Lifetime Portfolio; Multimanager 2050 Lifetime Portfolio; Multimanager 2055 Lifetime Portfolio; Multimanager 2060 Lifetime Portfolio; Multimanager Lifestyle Portfolios; New Opportunities Fund; Retirement Income 2040 Fund; Short Duration Credit Opportunities Fund; Small Cap Growth Fund; Small Cap Value Fund; Spectrum Income Fund; Strategic Income Opportunities Fund; Technical Opportunities Fund; U.S. Growth Fund (collectively, the “Funds”)

File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the Funds.

The interactive data files included as exhibits to this filing mirror the risk/return summary information in the prospectus supplement filed with the Securities and Exchange Commission on March 28, 2019 on behalf of the Fund pursuant to Rule 497(e) (Accession No. 0001133228-19-001756), which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at (617) 572-0420.

Sincerely,

/s/ Harsha Pulluru

Harsha Pulluru
Assistant Secretary of the Trust

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

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